Intangible assets excluding goodwill - Text Details (Detail) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill	€ 3,589	€ 3,322	€ 3,552
Brand names, customer relationships, technology and other intangible assets [Member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Weighted average expected remaining life	9.3	9.6
Customer-related intangible assets [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill	€ 934	€ 1,004	€ 1,241
Customer-related intangible assets [member] | Sleep & Respiratory Care [Member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill	€ 278	€ 315
Remaining amortisation period of intangible assets material to entity	5	6